Earnings Per Share - Additional Information (Details)	Dec. 31, 2022 $ / shares
Convertible notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Debt instrument, convertible, conversion price	$ 4.79